Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)(3)	Average Summary Compensa-tion Table Total for Non-CEO NEOs(1)(4)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)(4)	Tredegar Corporation	S&P SmallCap 600 Index	Net Income (in millions)	Consolidated Adjusted EBITDA (in millions)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$984,438	$(670,118)	$1,320,264	$847,739	$48.20	$131.18	$(33)	$56
2024	$3,552,093	$3,892,294	$1,499,239	$1,618,549	$51.55	$125.85	$(65)	$65
2023	$1,902,939	$105,227	$869,974	$385,321	$36.31	$117.81	$(106)	$33
2022	$3,362,131	$2,977,839	$1,172,140	$834,135	$66.23	$103.45	$29	$91
2021	$3,673,092	$839,896	$1,698,752	$1,170,165	$73.25	$125.27	$58	$98

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: D. Andrew Edwards, Kevin Donnelly
2024: D. Andrew Edwards, Kevin Donnelly
2023: D. Andrew Edwards, Kevin Donnelly
2022: D. Andrew Edwards, Kevin Donnelly
2021: D. Andrew Edwards, Kevin Donnelly

PEO Total Compensation Amount	$ 984,438	$ 3,552,093	$ 1,902,939	$ 3,362,131	$ 3,673,092
PEO Actually Paid Compensation Amount	$ (670,118)	3,892,294	105,227	2,977,839	839,896
Adjustment To PEO Compensation, Footnote	The numbers in this column have been revised from the numbers previously reported in last year's "Pay Versus Performance Disclosure" in order to correct an administrative error.Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025
	John Steitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$984,438	$1,320,264
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	$(543,773)
Year-end fair value of unvested awards granted in the current year	—	$229,710
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(37,500)	$(9,958)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$35,250	$2,487
Forfeitures during current year equal to prior year-end fair value	$(1,652,306)	$(150,993)
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments for Equity Awards	$(1,654,556)	$(472,525)
Compensation Actually Paid (as calculated)	$(670,118)	$847,739

Non-PEO NEO Average Total Compensation Amount	$ 1,320,264	1,499,239	869,974	1,172,140	1,698,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 847,739	1,618,549	385,321	834,135	1,170,165
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025
	John Steitz	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$984,438	$1,320,264
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	—	$(543,773)
Year-end fair value of unvested awards granted in the current year	—	$229,710
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(37,500)	$(9,958)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$35,250	$2,487
Forfeitures during current year equal to prior year-end fair value	$(1,652,306)	$(150,993)
Dividends or dividend equivalents not otherwise included in the total compensation	—	—
Total Adjustments for Equity Awards	$(1,654,556)	$(472,525)
Compensation Actually Paid (as calculated)	$(670,118)	$847,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Consolidated Adjusted EBITDA; ●Relative Total Shareholder Return; and ●Stock price.
Total Shareholder Return Amount	$ 48.20	51.55	36.31	66.23	73.25
Peer Group Total Shareholder Return Amount	131.18	125.85	117.81	103.45	125.27
Net Income (Loss)	$ (33,000,000)	$ (65,000,000)	$ (106,000,000)	$ 29,000,000	$ 58,000,000
Company Selected Measure Amount	56,000,000	65,000,000	33,000,000	91,000,000	98,000,000
Additional 402(v) Disclosure	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description	Consolidated Adjusted EBITDA from ongoing operations is a non-GAAP financial measure. Consolidated Adjusted EBITDA excludes unusual items and losses associated with plant shutdowns, asset impairments, restructurings, gains and losses from the sale of assets, investment write-downs and write-ups, gains and losses from non-manufacturing operations, stock option charges under ASC Topic 718, discontinued operations and other items that may be recognized or accrued under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,654,556)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,500)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,250
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,652,306)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(472,525)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,773)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,710
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,958)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,487
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,993)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0